Event occurring after the reporting period - Additional Information (Detail) ¥ in Thousands, $ in Thousands, kr in Millions	Sep. 05, 2023 USD ($)	Aug. 22, 2023 USD ($)	Jul. 13, 2023 USD ($)	Aug. 22, 2023 SEK (kr)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Disclosure of non-adjusting events after reporting period [line items]
Total cash consideration					¥ 149,230	$ 20,580	¥ 146,730
Events after Reporting Period [Member] | LMR Partners Limited
Disclosure of non-adjusting events after reporting period [line items]
Purchase of convertible notes	$ 40,000		$ 30,000
Events after Reporting Period [Member] | Charge Amps
Disclosure of non-adjusting events after reporting period [line items]
Total cash consideration		$ 66,400		kr 724
Proportion of ownership interest in subsidiary		100.00%